Post employment benefits - Movement in net surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	$ 748	$ 1,410
Exchange differences	(1)	29
Disposals		5
Charge before taxation	(42)	(37)	$ (39)
Other comprehensive (loss)/income	(81)	(780)	834
Contributions by the group	97	121
Settlements paid	0
Employee contributions	0	0
Benefits paid	0	0
Ending Balance	721	748	1,410
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	8,624	10,163
Exchange differences	(5)	267
Disposals		0
Charge before taxation	383	357
Other comprehensive (loss)/income	(168)	(1,722)
Contributions by the group	97	121
Settlements paid	(43)
Employee contributions	2	5
Benefits paid	(473)	(567)
Ending Balance	8,417	8,624	10,163
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(7,876)	(8,753)
Exchange differences	4	(238)
Disposals		5
Charge before taxation	(425)	(394)
Other comprehensive (loss)/income	87	942
Contributions by the group	0	0
Settlements paid	43
Employee contributions	(2)	(5)
Benefits paid	473	567
Ending Balance	$ (7,696)	$ (7,876)	$ (8,753)